Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories.
Cost of goods sold	$ 983,200	$ 460,700
Costs before the impact of biological assets adjustments	617,582	311,148
Realized fair value amounts included in inventory sold	$ (365,642)	$ (149,586)